Share Based Compensation - Exercise price ranges (Details) shares in Thousands, Option in Thousands	12 Months Ended
	Dec. 31, 2024 Option $ / shares shares	Dec. 31, 2023 Option $ / shares shares	Dec. 31, 2022 Option $ / shares
Share Based Compensation
Number of share options | Option	8,135	17,036	21,068
Weighted average remaining contractual life	3 years
Weighted Average Exercise Price	$ 40.11	$ 39.32	$ 38.55
Number of exercisable share option | Option	5,966	14,300
Weighted Average Exercise Price Exercisable	$ 38.66	$ 39.61
Common shares authorized for issuance | shares	26,430	27,322
22.63 To 37.36
Share Based Compensation
Number of share options | Option	1,792
Weighted average remaining contractual life	3 years
Weighted Average Exercise Price	$ 30.52
Number of exercisable share option | Option	1,508
Weighted Average Exercise Price Exercisable	$ 29.34
22.63 To 37.36 | Minimum
Share Based Compensation
Exercise price (in dollars per share)	22.63
22.63 To 37.36 | Maximum
Share Based Compensation
Exercise price (in dollars per share)	$ 37.36
37.37 To 39.16
Share Based Compensation
Number of share options | Option	1,905
Weighted average remaining contractual life	2 years
Weighted Average Exercise Price	$ 39.05
Number of exercisable share option | Option	1,751
Weighted Average Exercise Price Exercisable	$ 39.06
37.37 To 39.16 | Minimum
Share Based Compensation
Exercise price (in dollars per share)	37.37
37.37 To 39.16 | Maximum
Share Based Compensation
Exercise price (in dollars per share)	$ 39.16
39.17 To 43.52
Share Based Compensation
Number of share options | Option	2,201
Weighted average remaining contractual life	1 year
Weighted Average Exercise Price	$ 42.93
Number of exercisable share option | Option	2,180
Weighted Average Exercise Price Exercisable	$ 42.95
39.17 To 43.52 | Minimum
Share Based Compensation
Exercise price (in dollars per share)	39.17
39.17 To 43.52 | Maximum
Share Based Compensation
Exercise price (in dollars per share)	$ 43.52
43.53 To 45.74
Share Based Compensation
Number of share options | Option	1,030
Weighted average remaining contractual life	5 years
Weighted Average Exercise Price	$ 45.5
Number of exercisable share option | Option	443
Weighted Average Exercise Price Exercisable	$ 45.51
43.53 To 45.74 | Minimum
Share Based Compensation
Exercise price (in dollars per share)	43.53
43.53 To 45.74 | Maximum
Share Based Compensation
Exercise price (in dollars per share)	$ 45.74
45.75 To 56.27
Share Based Compensation
Number of share options | Option	1,207
Weighted average remaining contractual life	6 years
Weighted Average Exercise Price	$ 46.25
Number of exercisable share option | Option	84
Weighted Average Exercise Price Exercisable	$ 50.03
45.75 To 56.27 | Minimum
Share Based Compensation
Exercise price (in dollars per share)	45.75
45.75 To 56.27 | Maximum
Share Based Compensation
Exercise price (in dollars per share)	$ 56.27